SIGNIFICANT CONCENTRATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplier One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	41.00%	37.00%	43.00%
Supplier Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	23.00%	25.00%
Supplier Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	20.00%	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	15.00%	12.00%
Accounts Payable [Member] | Supplier One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	52.00%	23.00%	55.00%
Accounts Payable [Member] | Supplier Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%	18.00%